RELATED PARTY TRANSACTIONS - Debt maturities (Details) - Vimeo Inc. - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
2021	$ 0	$ 44,565	$ 59,753
2023	$ 0	50,000	$ 37,706
Total		$ 94,565